Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income	$ 71,466	$ 64,957
Items that will not be reclassified to net income:
Gain on marketable securities, at FVTOCI, net of tax ($4,729) and ($7,603)	25,948	51,161
Items that may be subsequently reclassified to net income:
Unrealized gain on effective portion of derivative, net of tax ($246) and ($208)	526	710
Other comprehensive income	26,474	51,871
Total comprehensive income	97,940	116,828
Attributable to:
Equity holders of SSR Mining	95,790	116,828
Non-controlling interest	$ 2,150	$ 0